Annual Total Returns - Fidelity® Extended Market Index Fund [BarChart] - 02.28 Fidelity Index Funds Combo PRO-12 - Fidelity® Extended Market Index Fund - Fidelity Extended Market Index Fund	May 07, 2021
Bar Chart Table:
Annual Return 2011	(3.78%)
Annual Return 2012	18.05%
Annual Return 2013	38.25%
Annual Return 2014	7.71%
Annual Return 2015	(3.29%)
Annual Return 2016	16.11%
Annual Return 2017	18.22%
Annual Return 2018	(9.36%)
Annual Return 2019	28.00%
Annual Return 2020	32.16%